Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Summary of Allocation of Acquisition Costs

The following is a summary of the allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$26,547
Goodwill	34,275
Site locations	87,899
Non-competition agreements	455
Customer lists and contracts	14,901
Current assets	5,650
Current liabilities	(8,674)
Long–term liabilities	(2,501)

$158,552

The following is a summary of the allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$10,542
Goodwill	9,457
Site locations	36,982
Non-competition agreements	135
Customer lists and contracts	7,216
Current assets	895
Current liabilities	(206)

$65,021

Summary of Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information for the Company gives effect to the 2015 and 2014 acquisitions as if they had occurred on January 1, 2014. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2015	2014
	(unaudited)
Net revenues	$1,374,831	$1,336,710
Net income applicable to common stock	$263,079	$256,245
Net income per common share — basic	$2.73	$2.69
Net income per common share — diluted	$2.73	$2.69

The following unaudited pro forma financial information for the Company gives effect to the 2014 and 2013 acquisitions as if they had occurred on January 1, 2013. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2014	2013
	(unaudited)
Net revenues	$1,291,771	$1,262,506
Net income applicable to common stock	$256,785	$40,015
Net income per common share — basic	$2.70	$0.42
Net income per common share — diluted	$2.69	$0.42